SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Payroll and related expenses	36,520	32,402	24,141
Share-based payment	4,627	7,097	7,004
Office and maintenance	2,749	2,365	1,814
Advertising and sales promotion	2,192	2,599	1,612
Depreciation and amortization	4,444	3,366	2,199
Computers and IT systems maintenance	5,196	4,452	2,396
Professional fees	8,443	5,903	2,718
Provision for credit losses and bad debts	-	630	1,019
Other expenses	6,149	5,278	2,476
	70,320	64,092	45,379